Reserves For Losses And Loss Adjustment Expenses (Reinsurance Recoverables) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Net beginning of the year	$ 2,253.0		$ 2,213.2		$ 2,115.6
Add: Net reserves from acquired company	0		0.1		0
Current accident year	866.5		820.6		859.4
Prior accident years	(3.4)		(43.1)		(6.3)
Deduct: Losses and LAE incurred during calendar year, net of reinsurance	863.1		777.5		853.1
Current accident year	234.7		199.4		218.9
Prior accident years	577.9		578.0		566.8
Losses and LAE payments made during current calendar year, net of reinsurance:	812.6		777.4		785.7
Additional participation interest	31.2	[1]	44.6	[1]	18.2	[1]
Foreign exchange adjustments	2.0		(5.0)		12.0
Net reserves - end of year	2,336.7		2,253.0		2,213.2
Reinsurance recoverable on unpaid losses and LAE, end of year	954.4		899.2		990.0
Gross reserves - end of year	$ 3,291.1		$ 3,152.2		$ 3,203.2

[1]	Amount represents additional reserves due to increased syndicate participation.